Derivative Instruments	1 Months Ended
Jun. 30, 2012
Derivative Instruments
Derivative Instruments

Note 7 – Derivative Instruments

The Company’s derivatives currently include interest rate swaps (“interest rate swaps”) and Agency Interest-Only Strips that are classified as derivatives.

Interest rate swaps

The Company is exposed to certain risk arising from both its business operations and economic conditions.  Specifically, the Company’s primary source of debt funding is repurchase agreements and the Company enters into derivative financial instruments to manage exposure to variable cash flows on portions of its borrowings under those repurchase agreements.  Since the interest rates on repurchase agreements typically change with market interest rates such as the London interbank offered rate or LIBOR, the Company is exposed to constantly changing interest rates, which accordingly affects cash flows associated with these rates on its borrowings.  To mitigate the effect of changes in these interest rates, the Company enters into interest rate swap agreements (“interest rate swaps”) which help to mitigate the volatility in the interest rate exposures and their related cash flows.  Interest rate swaps involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the interest rate swap without exchange of the underlying notional amount.

While the Company has not elected to account for its interest rate swap derivative instruments as “hedges” under GAAP, it does not use derivatives for speculative purposes, but rather uses such instruments to manage interest rate risk and views them as economic hedges.  Changes in the estimated fair value of derivatives not designated in hedging relationships are recorded directly in earnings together with or including periodic net interest settlement amounts.

The Company’s interest rate swap derivative instruments consist of the following at June 30, 2012:

	Notional Amount	Estimated Fair Value	Accrued Interest
Interest rate swaps, assets	$89,000	$1,283	$95
Interest rate swaps, liabilities	926,500	(6,327)	627
Total derivative instruments	$1,015,500	$(5,044)	$722

The following table summarizes the average fixed pay rate and average maturity for the Company’s interest rate swaps as of June 30, 2012:

Term to Maturity	Notional Amount	Average Fixed Pay Rate	Average Maturity (Years)
Greater than 1 year and less than 3 years	$320,000	0.7%	2.4
Greater than 3 years and less than 5 years	165,000	1.1	4.6
Greater than 5 years	530,500	1.8	10.0
Total	$1,015,500	1.3%	6.7

As of June 30, 2012, approximately 22% of these instruments are forward starting swaps (approximately one year forward). The Company’s agreements with certain of its interest rate swap counterparties may be terminated at the option of the counterparty if we do not maintain certain equity and leverage metrics. Through June 30, 2012, the Company was in compliance with the terms of such financial tests.

As of June 30, 2012, the estimated fair value of derivatives in a net liability position, which includes accrued interest, related to these agreements was approximately $6.7 million.  The Company has minimum collateral posting thresholds with certain of its derivative counterparties, for which it typically pledges cash.  As of June 30, 2012, the Company had cash pledged as collateral of $8.0 million, which is reported on the balance sheet as Due from counterparties.  If the Company had breached any of these provisions at June 30, 2012, it could have been required to settle its obligations under the agreements at their termination value of approximately $6.7 million.

Agency Interest-Only Strips

The Company also invests in Agency Interest-Only Strips. The Company has evaluated the terms and conditions of its holdings of Agency Interest-Only Strips to determine if these instruments have the characteristics of investments or would be considered derivatives under GAAP.  Accordingly, interest-only strips having the characteristics of derivatives have been accounted for at fair value with changes in recognized in Loss on derivative instruments in the Statement of Operations, along with any interest received. The carrying value of these Agency Interest-Only Strips is included in Residential mortgage-backed securities on the balance sheet.

The following table summarizes the amounts recognized on the statements of operations related to the Company’s derivative instruments for the period from May 15, 2012 (commencement of operations) through June 30, 2012:

Derivative Instrument	Interest Income (expense), net	Mark-to-market adjustments on derivative instruments	Loss on derivative instruments
Interest rate swaps(1)	$(722)	$(5,044)	$(5,766)
Agency Interest-Only Strips(2)	817	(364)	453
Total	$95	$(5,408)	$(5,313)

(1) Interest income (expense), net on interest rate swaps represents the net amount paid, including accrued amounts, for swaps during the period and realized gains (losses) on swap terminations.

(2) Interest Income (expense), net on Agency Interest-Only Strips represents interest income on these securities based on the actual coupon.